Interest bearing debt	9 Months Ended
Sep. 30, 2022
Interest bearing debt [Abstract]
Interest bearing debt
Note 5 – Interest bearing debt

As of September 30, 2022, DHT had interest bearing debt totaling $418.9 million.
Scheduled debt repayments (USD thousands) and margin above Libor
	Margin	Q4
$ in thousands	above Libor	2022	2023	2024	Thereafter	Total
ABN Amro Credit Facility *	2.40%	-	25,677	191,084	-	216,761
Credit Agricole Credit Facility	2.19%	676	32,433	-	-	33,109
Danish Ship Finance Credit Facility	2.00%	1,213	2,427	2,427	26,693	32,760
Nordea Credit Facility **	1.90%	1,250	23,715	23,715	93,521	142,200
Total		3,139	84,251	217,226	120,214	424,830
Unamortized upfront fees bank loans						(5,900)
Total interest bearing debt						418,930
* $90.1 mill. undrawn as of September 30, 2022.
** $145.0 mill. undrawn as of September 30, 2022.
ABN Amro Credit Facility
In May 2022, the Company entered into agreements to sell DHT Hawk, built 2007, and DHT Falcon, built 2006, at $40 million and $38 million, respectively. The vessels were both delivered during the second quarter of 2022 and the sales generated a combined gain of $12.7 million. The Company repaid the outstanding debt on the two vessels, equal to $13.3 million in total and cancelled the RCF tranches of $9.9 million.

The outstanding amount is repayable in quarterly installments of $6.4 million through Q2 2024 with a final payment of $178.2 in addition to the last installment. All quarterly installments have been prepaid through 2022.

Credit Agricole Credit Facility
The outstanding amount is repayable in quarterly installments of $0.7 million with a final payment of $29.7 million in addition to the last installment in December 2023.

Danish Ship Finance Credit Facility
The credit facility is repayable in semiannual installments of $1.2 million and a final payment of $24.3 million in addition to the last installment in November 2025.

Nordea Credit Facility
In August 2022, the Company entered into an agreement to sell DHT Edelweiss, a 2008 built VLCC, for $37.0 million. The vessel was delivered to its new owner during the third quarter of 2022 and the sale generated a gain of $6.8 million. The Company repaid the outstanding debt of $12.2 million in connection with the sale and cancelled the RCF tranche of $2.4 million.

In June 2022 and September 2022, the Company prepaid $23.1 million and $50 million, respectively, under the Nordea Credit Facility. The voluntary prepayments were made under the revolving credit facility tranches and may be re-borrowed.

The outstanding amount is repayable in quarterly installments of $1.3 million through the fourth quarter of 2022. From the first quarter of 2023, the quarterly installments will be $5.9 million, with the final payment of $40.9 million in addition to the last installment of $5.2 million due in the first quarter of 2027. Additionally, the facility includes an uncommitted “accordion” of $250 million.
Derivatives - interest rate swaps
Only derivatives are classified and measured at fair value in the statement of financial position. Fair value measurement is based on Level 2 in the fair value hierarchy as defined in IFRS 13 Fair Value Measurement. Such measurement is based on techniques for which all inputs that have a significant effect on the recorded fair value are observable. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

As of September 30, 2022, the Company had nine amortizing interest rate swaps with notional amount totaling $317.3 million with maturity ranging from the second quarter 2023 to the third quarter 2023. The average fixed interest rate is 2.95%. As of September 30, 2022, the fair value of the derivative financial assets related to the swaps amounted to $3.7 million.
		Notional amount	Current assets	Non-current assets	Fair value
$ in thousands	Expires	Q3 2022	Q3 2022	Q3 2022	Q3 2022
Swap pays 2.987%, receive floating	Apr. 20, 2023	37,800	217	-	217
Swap pays 3.012%, receive floating	Apr. 20, 2023	37,800	212	-	212
Swap pays 3.019%, receive floating	Sep. 29, 2023	26,250	345	-	345
Swap pays 3.019%, receive floating	Sep. 29, 2023	25,337	332	-	332
Swap pays 2.8665%, receive floating	Sep. 29, 2023	41,763	622	-	622
Swap pays 2.8785%, receive floating	Jun. 30, 2023	36,181	395	-	395
Swap pays 2.885%, receive floating	Sep. 29, 2023	41,120	603	-	603
Swap pays 2.897%, receive floating	Sep. 30, 2023	36,359	521	-	521
Swap pays 3.020%, receive floating	Sep. 29, 2023	34,674	458	-	458
Total carrying amount		317,284	3,703	-	3,703

Covenant compliance
The Company’s financial covenants as of September 30, 2022, are summarized as follows:
	ABN Amro	Credit Agricole	Danish Ship Finance	Nordea
	Credit Facility	Credit Facility	Credit Facility	Credit Facility
Security	10 VLCCs	1 VLCC	1 VLCC	11 VLCCs
Charter free market value of vessels that secure facility must be no less than	135% of borrowings	135% of borrowings	135% of borrowings	135% of borrowings
Value adjusted* tangible net worth	$300 million and 25% of value adjusted total assets	$200 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets
Unencumbered cash of at least	Higher of $30 million or 6% of gross interest bearing debt	Higher of $20 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt
Guarantor	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.
*Value adjusted is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by a broker approved by the financial institution)

As of September 30, 2022, the Company was in compliance with its financial covenants.